Note 4 - Related Party Transactions	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
4.	Related Party Transactions

The Company’s vessel owning companies are parties to management agreements with the Management Company which is controlled by members of the Pittas family, whereby the Management Company provided technical and commercial vessel management for a fixed daily fee of Euro
685
for both the
six
-month periods ended
June 30, 2018
and
2019
under the Company’s Master Management Agreement (“MMA”) with Eurobulk. Vessel management fees paid to the Management Company amounted to
$1,861,009
and
$1,547,139
in the
six
-month periods ended
June 30, 2018
and
2019,
respectively.
The MMA was further renewed on
January 1, 2018
for an additional
five
year term until
January 1, 2023
with the
5%
volume discount permanently incorporated in the daily management fee. The daily management fee remained unchanged at Euros
685
for the year
2019
and will be adjusted annually for inflation in the Eurozone. These fees are recorded under "Related party management fees" in the unaudited condensed consolidated statements of operations.

In
March 2017,
the Company received a commitment by Colby Trading Ltd. to provide financing of up to
$4.00
million on terms to be mutually agreed to fund the Company's working capital requirements for the period through
December 2018,
if needed. Following the spin-off of EuroDry in
May 2018,
this amount was adjusted to
$2.00
million and the availability period was extended up to
September 2019
and readjusted in
August 2019
to
$4.00
million with the availability period extended up to
September 2020.

In addition to the vessel management services, the Management Company provides the Company with the services of its executives, services associated with the Company being a public company and other services to the Company’s subsidiaries. For the six
months ended
June 30, 2018
and
June 30, 2019,
compensation paid to the Management Company for such additional services to the Company was
$936,126
and
$625,000,
respectively. This amount is included in “Other general and administrative expenses”
in the unaudited condensed consolidated statements of operations
.

Amounts due to or from related company represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of offset exists. As of
December 31, 2018
the amount due to related company was
$2,672,895.
As of
June 30, 2019,
the amount due to related company was
$441,754.

The Company uses brokers for various services, as is industry practice. Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of
1%
of the vessel sales or acquisition prices and
1.25%
of charter revenues. Commissions on vessel sales amounted to
$64,500
for the sale of M/V Monica P, during the
six
months ended
June 30, 2018.
Commissions to Eurochart S.A. for chartering services were
$238,016
and
$214,621
for the
six
-month periods ended
June 30, 2018
and
2019,
respectively. This amount is included in “Commissions” in the unaudited condensed consolidated statements of operations.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”), is a company owned by certain members of the Pittas family, together with two
other unrelated ship management companies. Sentinel is paid a commission on insurance premiums not
exceeding
5%;
Technomar is paid a fee of about
$50
per crew member per month. Total fees charged by Sentinel and Technomar were
$24,039
and
$71,341
in the
first
half of
2018,
respectively. In the
first
half of
2019,
total fees charged by Sentinel and Technomar were
$21,258
and
$64,995,
respectively. These amounts are recorded in “Vessel operating expenses” in the unaudited condensed consolidated statements of operations
.